Schedule of Time Deposits Maturity (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Deposits From Banking Clients [Line Items]
2012	$ 6,304	¥ 524,177
2013	1,748	145,313
2014	1,044	86,803
2015	1,145	95,198
2016	840	69,861
Total	$ 11,081	¥ 921,352	¥ 788,525